SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation	A. Basis of preparation These consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
Basis of consolidation

B. Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, its wholly-owned subsidiaries and entities in which we have a controlling voting interest in. Intercompany transactions and balances are eliminated upon consolidation.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to ensure subsidiaries’ accounting policies are in line with Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses, and cash flows relating to transactions between the members of the Company and its subsidiaries are eliminated on consolidation.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

Use of estimates

C. Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to legal contingencies, income taxes, revenue recognition, stock-based compensation, intangible assets, goodwill and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Certain significant risks and business uncertainties

D. Certain significant risks and business uncertainties

We operate in the residential real estate industry and are a technology-focused company. Accordingly, we are affected by a variety of factors that could have a significant negative effect on our future financial position, results of operations, and cash flows. These factors include: negative macroeconomic factors affecting the health of the residential real estate industry, negative factors disproportionately affecting markets where we derive most of our revenue, intense competition in the residential real estate industry, changes in prevailing interest rates, maintaining and managing rapid growth, industry changes as the result of certain class action lawsuits or government investigations and maintaining compliance with laws and regulations.

Certain financial instruments, primarily cash and cash equivalents and investments, potentially subject us to concentrations of credit risk. We generally place our cash and cash equivalents and investments with major financial institutions we deem to be of high-credit-quality in order to limit our credit exposure. We maintain our cash accounts with financial institutions where deposits exceed federal insurance limits. Credit risk in regard to accounts receivable is spread across a large number of customers.

Functional and presentation currency

E. Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars, which is the Company’s functional currency. All amounts have been rounded to the nearest thousands of dollars, unless otherwise noted.

Foreign currency

F. Foreign currency

Foreign currency transactions and balances

Transactions in foreign currencies are initially recognized in the financial statements using exchange rates prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the relevant functional currency at the exchange rates prevailing at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary assets and liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Foreign currency differences arising on translation are recognized in the statements of comprehensive loss for determination of net profit or loss during the period.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to the functional currency at exchange rates at the reporting date. The income and expenses of foreign operations and cash flows are translated using average exchange rates during the period. Such differences are included in accumulated other comprehensive income. When a foreign operation is disposed of, in part or in full, the relevant amount within accumulated other comprehensive income is transferred to profit or loss.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

Operating segments

G. Operating segments

The Company uses judgement in determining its operating segments by taking into consideration the Chief Operating Decision Maker’s (“CODM”) assessment of overall performance and decisions such as resource allocations and delegation of authority.

The segment information disclosed in these consolidated Financial Statements reflects historical results consistent with the identifiable reportable segments of The Real Brokerage Inc. and financial information that the CODM reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Company’s Chief Executive Officer.

Detailed segment information is disclosed in Note 5.

Revenue from contracts with customers

H. Revenue from contracts with customers

The Company generates substantially all its revenue from commissions generated from the sale of real estate properties. Other sources of revenue relate to ancillary services.

The Company is contractually obligated to provide services for the fulfillment of transfer of real estate between buyers and sellers. The Company satisfies its performance obligations through closing of a transaction and provides services between the agents and buyers and sellers as a principal. Accordingly, the Company recognizes revenues in the gross commission amount of consideration, to which it expects to be entitled to.

Please see Note 3 for more information about the Company’s revenues from contracts with customers.

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue upon the satisfaction of its performance obligation when it transfers control over a good or service to a customer.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and related revenue recognition policies.

Type of product or service	Nature of timing of satisfaction of performance obligations including significant payment terms	Revenue recognition policies
Commissions from real estate contracts	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time as the purchase agreement is closed and the sale is executed
Title Fees (Escrow and Title Insurance)	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time when the transaction is closed and paid
Mortgage Broker	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received	Revenue is recognized at a point in time when the loan has been funded
Wallet	Transactions based fees are recognized when the service is performed, while interest income from deposit and credit lines is recognized over time as it accrues based on the effective interest rate	Revenue is recognized either at a point in time or over time depending on the nature of the service provided

Cost of Sales	I. Cost of Sales Cost of Sales represents real estate commissions paid to the Company’s agents, as well as to outside brokerages in Canada, and Title Fee Expenses.
Share-based compensation

J. Share-based compensation

The Company’s real estate agents receive remuneration in the form of share-based compensation, whereby those agents are entitled to restricted share units. In addition, the Company grants its employees and members of the board of directors’ remuneration in the form of share-based compensation, whereby employees and the board of directors render services in consideration for equity instruments.

Share-based payment arrangements

The grant-date fair value excluding the effect of non-market equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

For awards that vests in tranches subject only to a service condition (e.g., time-based vesting), the Company recognizes compensation cost over the requisite service period for each separately-vesting tranche as though each tranche of the award is, in substance, a separate award.

Restricted share unit plan

Under the restricted share unit plans, eligible participants receive restricted share units (RSUs), which generally vest over a period of up to four years. The expense in relation to RSUs earned in recognition of service performance conditions is recognized at grant-date fair value during the applicable vesting period based on the best available estimate of the number of equity instruments expected to vest with a corresponding increase in equity. Non-bonus RSUs granted under the agent stock purchase plan are fully vested at grant date. The expense in relation to such RSUs is recognized at grant-date fair value with a corresponding increase in equity. Please see Note 7.D for more information about the Company’s restricted share unit.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

The Company also awards performance-based RSUs which require certain conditions, communicated within each individual award, to be met for vesting to occur. Expense related to the issuance of performance-based RSUs is recorded over the vesting period, is initially based on the fair value of the award on the grant date, and is subsequently remeasured at each reporting date based upon the probability that the performance target will be met.

Forfeiture rates are based on historical experience and are adjusted in subsequent periods for differences in actual forfeitures from those estimated. The Company’s forfeiture assumptions serve to reduce the unamortized grant date fair value of outstanding awards as well as the associated stock-based compensation expense. As awards are actually forfeited, the number of awards outstanding is reduced, and the remaining unamortized grant date fair value is compared to assumed forfeiture levels. True-up adjustments are made as deemed necessary. For the years presented, the Company assumed a 2% forfeiture rate on Share-based payment arrangements and RSU awards.

Income tax

K. Income tax

The Company accounts for income taxes under the asset and liability method pursuant to ASC 740, Income Taxes. Under this method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized based on all available positive and negative evidence.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Property and equipment

L. Property and equipment

Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property and equipment have different useful lives, then they are accounted for as separate items (significant components) of property and equipment.

Any gain or loss on disposal of an item of property and equipment is recognized in profit or loss.

Depreciation

Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is recognized in profit or loss.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

Computer hardware and software:	5 years
Furniture and fixtures:	5-10 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

Research and Development

M. Research and Development

Research and development expense consists primarily of salaries and benefits, share based compensation, and other related expenses. The Company expenses research and development costs as incurred and record them in Research and development expenses, except as described under Note 2N below.

Software Development Costs

N. Software Development Costs

Software development costs include costs to develop software to be used solely to meet internal needs and applications used to deliver our services. These software development costs meet the criteria for capitalization once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended. Capitalized amounts are presented under property and equipment.

Available for sale debt securities

O. Available for sale debt securities

Debt securities that the Company doesn’t have the intent and ability to hold to maturity and aren’t held principally for the purpose of selling them in the near term are classified as available for sale. Debt securities classified as available for sale are reported at fair value and subject to impairment testing. Other than impairment losses, unrealized gains and losses are reported, net of the related tax effect, in other comprehensive income. Upon sale, realized gains and losses are reported in net income.

Fair Value Measurements

P. Fair Value Measurements

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. The fair value hierarchy prioritizes the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined into the following three categories:

Input Level	Definitions
Level 1	Inputs are quoted market prices in active markets for identical assets or liabilities (these are observable market inputs).
Level 2	Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability (includes quoted market prices for similar assets or identical or similar assets in markets in which there are few transactions, prices that are not current or prices that vary substantially).
Level 3	Inputs are unobservable inputs that reflect the entity’s own assumptions in pricing the asset or liability (used when little or no market data is available).

Refer to Note 15 for further information regarding the Companies fair value measurements.

Cash and Cash Equivalents and Restricted Cash

Q. Cash and Cash Equivalents and Restricted Cash

In the consolidated balance sheets, cash and bank balances comprise cash (i.e. cash on hand and demand deposits) and cash equivalents. Cash equivalents consist primarily of money market fund and other short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

Bank balances for which use by the Company is subject to third party contractual restrictions are included in Restricted cash in the consolidated balance sheets. Restricted cash consists of cash held in escrow by the Company’s brokers and agents on behalf of real estate buyers. The Company recognizes a corresponding customer deposit liability until the funds are released. Once the cash is transferred from escrow, the Company reduces the respective customers’ deposit liability.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same amounts shown on the statement of cash flows.

	As of
	December 31, 2024	December 31, 2023
Cash and Cash Equivalents	$23,376	$14,707
Restricted Cash	24,089	12,948
Total cash, cash equivalents, and restricted cash, ending balance	$47,465	$27,655

Goodwill

R. Goodwill

Goodwill represents the excess of the consideration paid over the estimated fair value of assets acquired and liabilities assumed in a business combination. The Company evaluates goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that would more likely than not indicate that the fair value of the reporting unit is less than its carrying amount. Generally, this evaluation begins with a qualitative assessment to determine if the fair value of the reporting unit is more likely than not less than its carrying value. The test for impairment requires management to make judgments relating to future cash flows, discount and growth rates and economic and market conditions.

For the year ended December 31, 2024 and 2023, we performed an assessment of goodwill related to our previous business acquisition which resulted in an impairment charge for the year ended December 31, 2023 (See Note 11).

Intangible Assets

S. Intangible Assets

The Company’s intangible assets are finite lived and consist primarily of customer relationships. Determining the fair value of the intangible assets acquired requires management’s judgment, often utilizes third-party valuation specialists, and involves the use of significant estimates and assumptions with respect to the timing and amounts of future cash flows, discount rates, replacement costs, and asset lives, among other estimates.

The judgments made in the determination of the estimated fair value assigned to the intangible assets acquired and the estimated useful life of each asset could significantly impact our consolidated financial statements in periods after the acquisition, such as through depreciation and amortization expense.

The Company evaluates its intangible assets for recoverability and potential impairment, or as events or changes in circumstances indicate the carrying value may be impaired.

The Company’s intangible assets are finite lived and consist primarily of customer relationships which is amortized on a straight-line basis over its useful life of 5 years.

Impairment

T. Impairment

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is less than its carrying value. When assets are considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved.

Leases

U. Leases

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated over the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements (i.e. changes in lease term) of the lease liability.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The Company applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date. Lease payments on short-term leases are recognized as expenses on a straight-line basis over the lease term.

As of December 31, 2023 and December 31, 2024, the Company has no outstanding long term operating or finance lease arrangements for which a right of use asset or lease liability were recognized.

Business combinations

V. Business combinations

The Company allocates the purchase price of an acquired company, including when applicable, the fair value of contingent consideration between tangible and intangible assets acquired and liabilities assumed from the acquired businesses based on estimated fair values, with any residual of the purchase price recorded as goodwill.

Estimating fair values requires significant judgments, estimates and assumptions including but not limited to: discount rates, future cash flows and the economic lives of acquired intangible assets. These estimates are based on historical experience and information obtained from the management of the acquired companies, and are inherently uncertain.

Revenue Share

W. Revenue Share

The Company has a revenue sharing plan where its agents can receive additional commission income from real estate transactions consummated by agents they have attracted to the Company. The amount paid to agents under the revenue sharing plan is based on (1) the number of qualifying agents attracted to the Company and (2) the amount earned by the Company from real estate transactions consummated by such agents. Brokers are eligible for earning 1% of the revenue share that is generated by transactions closed in their states. Revenue share expenses are included as part of Marketing Expenses in the Consolidated Statements of Comprehensive Loss.

Warrants Accounting

X. Warrants Accounting

Warrants are a financial instrument that allow the holder to purchase stock of the issuer at a specified price during the warrant term.

Liability Classified

The Company classifies a warrant to purchase shares of its common stock as a liability on its consolidated balance sheets when either:

a) the warrant is a freestanding financial instrument which is either mandatorily redeemable, may require the repurchase of the Company’s shares, or the Company has an obligation to issue a variable number of shares which monetary value is based solely or predominately on any one of the following:

i) a fixed monetary amount known at inception.

ii) variations in something other than fair value of the shares.

iii) variations inversely related to changes in fair value of the shares.

b) the warrant is a freestanding financial instrument that isn’t indexed to the companies own stock or doesn’t meet the criteria for equity classification per the guidance within ASC 815-40.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

Each liability classified warrant is initially recorded at fair value on date of grant using the Black-Scholes model and net of issuance costs, and it is subsequently re-measured to fair value at each subsequent balance sheet date. Changes in fair value of the warrant are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrant.

Treasury Share

Y. Treasury Share

Company shares held by the Company are recognized at cost of purchase and presented as a deduction from equity. Any gain or loss arising from a purchase, sale, issue or cancellation of treasury shares is recognized directly in equity.

Advertising Costs

Z. Advertising Costs

Advertising costs are expensed as incurred. Advertising costs are included in marketing expense in the accompanying consolidated statements of comprehensive loss.

Advertising costs for the years ended December 31, 2024, and 2023 were $3,500 thousand and $2,087 thousand respectively.

Litigation

AA. Litigation

The Company is subject to various legal proceedings and claims that arise in the ordinary course of business, some of which involve claims for damages that are substantial in amount. The Company is also from time to time subject to legal proceedings outside the ordinary course. Some of these matters may be covered by insurance, which contain deductibles, exclusions, claim limits and aggregate policy limits. While the ultimate liability for these legal proceedings cannot be determined, the Company uses judgment in the evaluation of claims and the need for accrual for loss contingencies quarterly. The Company records an accrual for litigation related losses where the likelihood of loss is both probable and estimable. The Company accrues legal fees for litigation as the legal services are provided.

Accounting policy developments

BB. Accounting policy developments

Recently Adopted Accounting Pronouncement

The Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU’) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. This ASU does not alter the methodology employed by the Company in identifying its operating segments, aggregating those operating segments or applying the quantitative thresholds to determine its reportable segments. Instead, the new ASU adds required disclosures concerning significant segment expenses that are regularly provided to or easily computed from information regularly provided to by the chief operating decision maker (“CODM”) and included within the Company’s reported measure of segment profit or loss, as well as certain other disclosures. The new ASU also allows disclosure of multiple measures of segment profitability if those measures are used to allocate resources and assess performance by the CODM. Furthermore, certain annual disclosures will be required on an interim basis. The new ASU is effective for annual financial statements of public business entities for fiscal years beginning after December 15, 2023 and in interim periods in fiscal years beginning after December 15, 2024, with early adoption permitted. The new guidance should be adopted retrospectively unless impracticable. The Company has adopted ASU 2023-07 retrospectively beginning from January 1, 2023.

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to require disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information on income taxes paid. The new requirements should be applied on a prospective basis with an option to apply them retrospectively. ASU 2023-09 will be effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE) requiring additional disclosure of the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. DISE will be effective for annual reporting periods beginning after December 15, 2026 with early adoption permitted. The Company is evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.